LONG-TERM INCENTIVE AND RETIREMENT PLANS - Additional Information (Detail) - USD ($)		9 Months Ended		12 Months Ended		180 Months Ended
	Apr. 15, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Aug. 22, 2018	Aug. 21, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Total compensation expense for unit awards		$ 2,814,000	$ 2,026,000	$ 2,523,000	$ 1,045,000
Unit appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
UARs granted under LTIP, contractual term				5 years
Share-based compensation arrangement by share-based payment award, award vesting period				48 months
Common unit awards outstanding, intrinsic values				$ 0		$ 0
Common unit awards outstanding, weighted average remaining contractual life				1 month 6 days
Total compensation expense for unit awards				$ 100,000	100,000
Unrecognized compensation cost related to non-vested UARs				0		$ 0
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense for unit awards				400,000
Restricted phantom units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense for unit awards				$ 2,000,000	$ 400,000
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-Term Incentive Plan, common units permitted for grant (in shares)				2,000,000		2,000,000	2,000,000	1,500,000
Long-Term Incentive Plan, common units increase per year (in shares)				100,000
Long-Term Incentive Plan, common units to be issued upon vesting and exercise (in shares)				1,122,601		1,122,601
Long-Term Incentive Plan, common units, issued (in shares)				34,036
Long-Term Incentive Plan, common units available for future issuance (in shares)				843,363		843,363
Long-Term Incentive Plan, common units increased for issuance during the period (in shares)				0
2018 Plan | Restricted phantom units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common unit awards outstanding, intrinsic values				$ 2,400,000		$ 2,400,000
2004 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-Term Incentive Plan, common units to be issued upon vesting and exercise (in shares)				219,306		219,306
Long-Term Incentive Plan, common units, issued (in shares)						626,188
Long-Term Incentive Plan, common units available for future issuance (in shares)					0
Long-Term Incentive Plan, expiration date				Sep. 10, 2014
2004 Plan | Restricted phantom units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common unit awards outstanding, intrinsic values				$ 500,000		$ 500,000